Risk Management Arising From Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management Arising From Financial Instruments [abstract]
Schedule of Fair Value of Financial Instruments

At December 31,	2018	2017
		Restated (Note 5)
Cash and cash equivalents	$7,561	$21,511
Restricted cash (current and non-current)	1,176	903
Restricted cash – non-current
Trade and other receivables, including contract assets	12,951	15,959
Financial assets at amortized cost (IAS 39 - Loans and receivables)	$21,688	$38,373
Trade and other payables	$9,068	$9,736
Long-term debt and repayable government contribution (current and non-current)	8,049	11,240
Operating borrowings	–	1,200
Contract liabilities, current and non-current	16,001	14,044
Capital lease	33	44
Financial liabilities at amortized cost (IAS 39 - Other financial liabilities)	$33,151	$36,264
DSU liability	730	1,406
Warrants	11	409
Financial liabilities at fair value through profit or loss	$741	$1,815

Schedule of Contractual Maturity of Net Financial Liabilities

	Due in less	Due in 1-3	Due in 4-5
At December 31, 2018	than 1 year	years	years
Trade and other payables	$9,068	$–	$–
DSU liability	730	–	–
Warrants	11	–	–
Long-term debt – Province of Ontario and EDC	3,760	6,493	7
Total	$13,569	$6,493	$7

	Due in less	Due in 1-3	Due in 4-5
At December 31, 2017	than 1 year	years	years
Trade and other payables	$9,736	$–	$–
DSU liability	1,406	–	–
Operating borrowings	1,200	–	–
Warrants	409	–	–
Long-term debt – Province of Ontario and EDC	4,653	7,243	3,123
Total	$17,404	$7,243	$3,123

Schedule of Exposure to Credit Risk by Aging Receivables

At December 31,	2018	2017
Not due	76%	77%
Less than 30 days past due	8	11
Less than 60 days past due, more than 30 days past due	1	1
More than 60 days past due	15	11
Total	100%	100%

Schedule of Exposure to Credit Risk for Trade Receivables by Geographic Area

At December 31,	2018	2017
Europe	62%	64%
North America	5	4
Asia	31	30
Rest of world	2	2
Total	100%	100%

Schedule of Loss Allowance for Trade Receivables and Contract Assets

January 1, 2018:	Not yet due	Less than 31 days past due	31-60 days past due	More than 60 days past due	Total

Expected loss rate	0.01%	0.05%	0.21%	1.34%
Gross carrying amount	$ 9,849	$ 2,482	$ 166	$ 1,192	$ 13,689
Loss allowance	$ 1	$ 1	$ 0	$ 16	$ 18

The loss allowance for trade receivables and contract assets as at December 31, 2017 reconciled to the opening loss allowances on January 1, 2018 is as follows:

	Contract Assets	Trade and other receivables	Total
At December 31, 2017 under IAS 39	$ -	$ 943	$ 943
Write-off of amounts deemed uncollectible against gross receivables	-	(925)	(925)

Opening loss allowance as at January 1, 2018	$ -	$18	$18

The loss allowance at December 31, 2018 was determined as follows for both trade receivables and contract assets:

December 31, 2018:	Not yet due	Less than 31 days past due	31-60 days past due	More than 60 days past due	Total

Expected loss rate	0.1%	2.6%	3.1%	0.9%
Gross carrying amount	$ 8,334	$ 529	$ 96	$ 577	$ 9,536
Loss allowance	$ 8	$ 14	$ 3	$ 5	$ 30

Schedule of Exposure to Credit Risk Relating to Cash and Cash Equivalents and Restricted Cash on Deposit by Geographic Area

	2018	2017
Canada	37%	65%
Belgium	61	30
Germany	2	5
	100%	100%